SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes
Profit/(Loss) before income taxes	$ (7,525,533)	$ (8,077,221)	$ 482,783
Statutory income tax rate	16.50%	16.50%	16.50%
Income tax benefit at statutory rate	$ 1,241,713	$ 1,332,741	$ (79,659)
Items not subject to taxes	(165,000)	(165,000)	40,011
Over/(Under) provision of tax	14,530		35,050
Tax loss from previous periods utilized		(176,170)
Temporary timing difference	8,757	(3,224)	4,598
Total income tax expense	$ 1,100,000	$ 988,347